Non-Current Trade Receivables And Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Detailed Information About Non-current Trade Receivables

(€‘000)	As at December 31,
	2022	2021
Non-current trade receivables Mesoblast license agreement	—	2 209
Total Non-current Trade and Other receivables	—	2 209

Summary of Other Non-current Assets

(€‘000)	As at December 31,
	2022	2021
R&D Tax credit receivable	3 454	3 764

Total Non-current Grant receivables	3 454	3 764

Deposits	264	262

Total Other non-current assets	264	262